Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
C000135035
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,425,393	$ 3,344,812	$ 3,158,863	$ 3,029,103	$ 2,739,883	$ 2,453,079	$ 2,536,096	$ 2,332,211	$ 2,169,558	$ 2,017,048	$ 2,120,588	$ 2,527,552	$ 2,649,384	$ 2,386,249	$ 2,372,441	$ 2,185,598	$ 2,058,487	$ 1,835,506	$ 1,685,042	$ 1,397,872	$ 1,738,604	$ 1,594,027	$ 1,567,407	$ 1,502,733	$ 1,322,269	$ 1,528,986	$ 1,419,529	$ 1,372,403	$ 1,382,901	$ 1,296,736	$ 1,241,129	$ 1,203,949	$ 1,135,092	$ 1,093,282	$ 1,052,731	$ 1,027,503	$ 1,013,838	$ 947,136	$ 1,012,312	$ 1,009,505	$ 1,000,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,862	23,724	21,856	20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138	9,471	10,123	10,095	10,000
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 2,257,992	2,303,625	2,105,115	2,151,721	1,974,317	1,803,069	1,861,999	1,789,102	1,771,280	1,575,583	1,669,358	1,901,550	1,915,681	1,777,562	1,791,536	1,702,849	1,530,583	1,316,597	1,246,862	1,090,958	1,488,955	1,386,258	1,367,717	1,317,083	1,176,655	1,332,933	1,261,009	1,246,355	1,282,697	1,217,844	1,181,048	1,165,378	1,128,499	1,057,866	1,022,285	977,484	961,732	910,423	993,856	992,781	1,000,000
Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580	$ 23,036	$ 21,051	$ 21,517	$ 19,743	$ 18,031	$ 18,620	$ 17,891	$ 17,713	$ 15,756	$ 16,694	$ 19,016	$ 19,157	$ 17,776	$ 17,915	$ 17,028	$ 15,306	$ 13,166	$ 12,469	$ 10,910	$ 14,890	$ 13,863	$ 13,677	$ 13,171	$ 11,767	$ 13,329	$ 12,610	$ 12,464	$ 12,827	$ 12,178	$ 11,810	$ 11,654	$ 11,285	$ 10,579	$ 10,223	$ 9,775	$ 9,617	$ 9,104	$ 9,939	$ 9,928	$ 10,000